Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Cost , Additions	$ 272,274
Accumulated depreciation, Depreciation	15,322
Net book value Beginning balance		$ 2,339,182
Net book value Ending balance	2,443,588		$ 2,339,182
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		2,215,000
Net book value Ending balance	2,331,675		2,215,000
Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance
Net book value Ending balance
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		118,036
Net book value Ending balance	109,071		118,036
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance
Net book value Ending balance
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		2,361
Net book value Ending balance			2,361
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		3,785
Net book value Ending balance	2,842		3,785
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,368,018	14,075,432	13,284,387
Cost , Impact of loss of control of Canmart	(15,340)
Cost , Additions		2,098,138	436,295
Cost , Impact of sale of RPK		(13,239,239)
Cost , Foreign exchange movements	125,052	(566,313)	505,420
Cost , Ending balance	2,477,730	2,368,018	14,075,432
Cost [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,215,000	1,355,337	885,237
Cost , Impact of loss of control of Canmart
Cost , Additions		1,950,000	434,344
Cost , Impact of sale of RPK		(909,551)
Cost , Foreign exchange movements	116,675	(180,786)	35,756
Cost , Ending balance	2,331,675	2,215,000	1,355,337
Cost [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		12,502,023	12,135,221
Cost , Impact of loss of control of Canmart
Cost , Additions
Cost , Impact of sale of RPK		(12,148,749)
Cost , Foreign exchange movements		(353,274)	459,804
Cost , Ending balance			12,502,023
Cost [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	136,661	1,538
Cost , Impact of loss of control of Canmart	(1,627)
Cost , Additions		141,806	1,502
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	7,232	(6,683)	36
Cost , Ending balance	142,266	136,661	1,538
Cost [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		32,716	92,255
Cost , Impact of loss of control of Canmart
Cost , Additions
Cost , Impact of sale of RPK		(28,983)
Cost , Foreign exchange movements		(3,733)	(1,871)
Cost , Ending balance			32,716
Cost [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	11,418	48,862	42,439
Cost , Impact of loss of control of Canmart	(8,405)
Cost , Additions		3,776	412
Cost , Impact of sale of RPK		(25,610)
Cost , Foreign exchange movements	776	(15,610)	6,011
Cost , Ending balance	3,789	11,418	48,862
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	4,939	134,956	129,235
Cost , Impact of loss of control of Canmart	(5,308)
Cost , Additions		2,556	37
Cost , Impact of sale of RPK		(126,346)
Cost , Foreign exchange movements	369	(6,227)	5,684
Cost , Ending balance		4,939	134,956
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	28,836	2,828,169	1,124,883
Accumulated depreciation, Beginning balance	28,836	2,828,169
Cost , Foreign exchange movements		(341,852)	148,414
Cost , Ending balance		28,836	2,828,169
Accumulated depreciation, Depreciation	14,396	23,005	1,605,959
Accumulated depreciation, Depreciation - Canmart	926
Accumulated depreciation, Impact of loss of control of Canmart	(12,273)
Accumulated depreciation, Depreciation - RPK		261,501
Accumulated depreciation, Impact of sale of RPK		(2,741,987)
Accumulated depreciation, Foreign exchange movements	2,257	(341,852)
Accumulated depreciation, Ending balance	34,142	28,836	2,828,169
Accumulated depreciation [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Accumulated depreciation, Beginning balance
Cost , Foreign exchange movements
Cost , Ending balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		2,723,166	1,053,249
Accumulated depreciation, Beginning balance		2,723,166
Cost , Foreign exchange movements		(315,501)	143,044
Cost , Ending balance			2,723,166
Accumulated depreciation, Depreciation			1,541,644
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK		255,023
Accumulated depreciation, Impact of sale of RPK		(2,662,688)
Accumulated depreciation, Foreign exchange movements		(315,501)
Accumulated depreciation, Ending balance			2,723,166
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	18,625	308
Accumulated depreciation, Beginning balance	18,625	308
Cost , Foreign exchange movements		(899)	8
Cost , Ending balance		18,625	308
Accumulated depreciation, Depreciation	13,784	19,216	300
Accumulated depreciation, Depreciation - Canmart	104
Accumulated depreciation, Impact of loss of control of Canmart	(760)
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements	1,442	(899)
Accumulated depreciation, Ending balance	33,195	18,625	308
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		21,364	30,519
Accumulated depreciation, Beginning balance		21,364
Cost , Foreign exchange movements		(3,700)	(2,767)
Cost , Ending balance			21,364
Accumulated depreciation, Depreciation			29,928
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK		2,202
Accumulated depreciation, Impact of sale of RPK		(19,866)
Accumulated depreciation, Foreign exchange movements		(3,700)
Accumulated depreciation, Ending balance			21,364
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,578	38,570	14,771
Accumulated depreciation, Beginning balance	2,578	38,570
Cost , Foreign exchange movements		(5,820)	2,469
Cost , Ending balance		2,578	38,570
Accumulated depreciation, Depreciation		1,261	21,330
Accumulated depreciation, Depreciation - Canmart	513
Accumulated depreciation, Impact of loss of control of Canmart	(3,309)
Accumulated depreciation, Depreciation - RPK		3,236
Accumulated depreciation, Impact of sale of RPK		(34,669)
Accumulated depreciation, Foreign exchange movements	218	(5,820)
Accumulated depreciation, Ending balance		2,578	38,570
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	7,633	44,761	26,344
Accumulated depreciation, Beginning balance	7,633	44,761
Cost , Foreign exchange movements		(15,932)	5,660
Cost , Ending balance		7,633	44,761
Accumulated depreciation, Depreciation	612	2,528	12,757
Accumulated depreciation, Depreciation - Canmart	309
Accumulated depreciation, Impact of loss of control of Canmart	(8,204)
Accumulated depreciation, Depreciation - RPK		1,040
Accumulated depreciation, Impact of sale of RPK		(24,764)
Accumulated depreciation, Foreign exchange movements	597	(15,932)
Accumulated depreciation, Ending balance	947	7,633	44,761
Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		8,728,031
Cost , Ending balance			8,728,031
Impairment, Beginning balance		8,728,031
Impairment, Impact of sale of RPK		(8,728,031)
Impairment, Ending balance			8,728,031
Impairment [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		737,994
Cost , Ending balance			737,994
Impairment, Beginning balance		737,994
Impairment, Impact of sale of RPK		(737,994)
Impairment, Ending balance			737,994
Impairment [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		7,902,730
Cost , Ending balance			7,902,730
Impairment, Beginning balance		7,902,730
Impairment, Impact of sale of RPK		(7,902,730)
Impairment, Ending balance			7,902,730
Impairment [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Cost , Ending balance
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance
Impairment [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		9,174
Cost , Ending balance			9,174
Impairment, Beginning balance		9,174
Impairment, Impact of sale of RPK		(9,174)
Impairment, Ending balance			9,174
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		76,998
Cost , Ending balance			76,998
Impairment, Beginning balance		76,998
Impairment, Impact of sale of RPK		(76,998)
Impairment, Ending balance			76,998
Impairment [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		1,135
Cost , Ending balance			1,135
Impairment, Beginning balance		1,135
Impairment, Impact of sale of RPK		$ (1,135)
Impairment, Ending balance			$ 1,135